Advances to suppliers net (Details) - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Advances to suppliers net
Advances to suppliers	$ 58,979,620	$ 48,636,862
Less: allowance for doubtful accounts	(3,375)	(3,258)
Advances to suppliers, net	$ 58,976,245	$ 48,633,604